Note 16 - Leases: Schedule of Disclosure in Tabular Form of Finance Lease Costs (Details) - Finance Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortization of leased asset	$ 23,809	$ 11,951	$ 0
Interest on lease liabilities	3,901	3,010	0
Total lease expenses	$ 27,710	$ 14,961	$ 0